Quarterly Report
December 31, 2021
MFS®  South Carolina
Municipal Bond Fund
MSC-Q3

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.0%
Airport Revenue – 3.7%
Charleston County, SC, Airport District Rev., 5%, 7/01/2037	$505,000	$634,877
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	750,000	941,466
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	563,932
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,555,619
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,854,796
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	228,216
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2038	1,500,000	1,785,476
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2039	1,500,000	1,781,728
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2024	230,000	254,770
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2025	305,000	349,791
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2026	465,000	549,398
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2027	580,000	702,273
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	100,922
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	11,229
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	83,757
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	134,011
		$11,532,261
General Obligations - General Purpose – 7.0%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025 (Prerefunded 3/01/2022)	$910,000	$916,944
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	475,000	508,123
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2023	1,210,000	1,259,326
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2024	1,030,000	1,108,744
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2025	800,000	887,465
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2028	1,335,000	1,590,127
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2030	620,000	764,245
Charleston County, SC, General Obligation, “C”, 5%, 11/01/2026	2,055,000	2,399,160
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	105,000	119,112
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	325,000	364,217
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	95,000	109,345
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	105,000	123,763
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	2,435,000	2,161,062
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	35,000	35,247
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	65,387
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	145,000	145,528
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	793,648
North Charleston, SC, General Obligation, 5%, 12/01/2024	675,000	764,230
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	105,000	108,147
Richland County, SC, Sewer System General Obligation Refunding, 5%, 3/01/2023	690,000	727,867
Richland County, SC, Sewer System General Obligation Refunding, 5%, 3/01/2024	725,000	798,112
South Carolina General Obligation State Institution Bonds, “A”, 5%, 4/01/2034	1,810,000	2,419,546
South Carolina General Obligation State Institution Bonds, “D”, 5%, 4/01/2034	850,000	1,136,251
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	242,765
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	224,167
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	250,000	304,485
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	370,000	459,454
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	340,000	429,953
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	495,000	637,708
		$21,604,128
General Obligations - Schools – 12.2%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$324,789
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,523,384
Aiken County, SC, Consolidated School District Special Obligation, “A”, 4%, 4/01/2036	2,000,000	2,372,654
Anderson County, SC, School District, “A”, 5%, 3/01/2026	1,240,000	1,466,301
Beaufort County, SC, School District General Obligation, “A”, 5%, 3/01/2029	5,000,000	6,407,668

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Chesterfield County, SC, School District, 5%, 3/01/2025	$1,000,000	$1,007,436
Darlington County, SC, General Obligation School District, 5%, 3/01/2026	4,025,000	4,759,566
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	1,295,000	1,510,492
Lancaster County, SC, School District General Obligation, “A”, 5%, 3/01/2025	4,140,000	4,730,501
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,086,898
Richland County, SC, School District No. 1, General Obligation Refunding, “D”, 5%, 3/01/2024	1,850,000	2,036,140
Richland County, SC, School District No. 2, General Obligation Refunding, 5%, 3/01/2023	2,825,000	2,980,376
Spartanburg County, SC, School District No. 2 General Obligation, 5%, 3/01/2028	1,030,000	1,251,538
Spartanburg County, SC, School District No. 7, General Obligation, “B”, 5%, 3/01/2048	2,000,000	2,496,036
Spartanburg County, SC, School District No. 7, General Obligation, “D”, 5%, 3/01/2042	3,000,000	3,765,904
		$37,719,683
Healthcare Revenue - Hospitals – 11.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$284,298
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	12,205
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	120,000	137,787
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	30,000	32,794
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,500,000	1,703,250
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	1,972,694
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,115,000	1,368,620
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,144,581
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,142,808
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,160,421
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,160,324
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	2,492,182
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,719,001
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037 (Prerefunded 7/01/2022)	1,250,000	1,279,668
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,363,658
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	551,564
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	2,269,210
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,077,898
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,418,784
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2037 (Prerefunded 4/15/2022)	30,000	30,392
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2037	1,970,000	1,996,050
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,340,000	3,797,210
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 5%, 4/15/2027	580,000	700,907
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 5%, 4/15/2034	1,000,000	1,272,481
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2036	450,000	532,831
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2037	550,000	649,857
Spartanburg County, SC, Regional Health Services District, Inc. Hospital Refunding Rev., 4%, 4/15/2036 (w)	1,380,000	1,643,388
Spartanburg County, SC, Regional Health Services District, Inc. Hospital Refunding Rev., 4%, 4/15/2037 (w)	1,000,000	1,187,842
		$36,102,705
Healthcare Revenue - Long Term Care – 1.7%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,414,577
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	758,383
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	252,903
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	782,320
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	1,102,619

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	$1,000,000	$1,087,589
		$5,398,391
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$100,000	$102,844
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	92,900	98,299
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	295,000	325,482
		$526,625
Industrial Revenue - Paper – 0.4%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$1,041,181
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	111,213
		$1,152,394
Miscellaneous Revenue - Other – 0.9%
Florence, SC, Accommodations Fee Rev., 5%, 5/01/2035	$2,550,000	$2,894,799
Port Revenue – 4.2%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$2,092,972
South Carolina Ports Authority Rev., 5%, 7/01/2028	300,000	339,791
South Carolina Ports Authority Rev., 5%, 7/01/2029	450,000	510,071
South Carolina Ports Authority Rev., 5%, 7/01/2033 (Prerefunded 7/01/2025)	500,000	577,024
South Carolina Ports Authority Rev., 5%, 7/01/2036	3,000,000	3,650,109
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	2,242,445
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	3,662,848
		$13,075,260
Sales & Excise Tax Revenue – 3.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$20,000	$24,529
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	15,000	18,674
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	25,444
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	80,000	92,142
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	110,000	123,978
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	95,000	110,702
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	185,000	221,984
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	185,000	227,629
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	35,000	44,088
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	85,000	109,257
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	80,000	101,455
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	105,000	135,084
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	40,000	47,047
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	45,000	52,833
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	58,900
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	49,000	55,865
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,610,000	4,178,781
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	450,000	507,059
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	163,000	183,668
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	4,519
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	71,000	81,267
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,792
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	79,000	73,045
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	12,287
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	589,821
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	526,807
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,158,000	1,752,841

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	$405,000	$431,983
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	270,000	276,402
		$10,073,883
Secondary Schools – 0.6%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$280,755
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	220,000	224,401
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,400,000	1,469,352
		$1,974,508
Single Family Housing - State – 5.0%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$610,000	$652,836
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	625,000	687,283
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	810,000	846,496
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2027	520,000	622,550
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2027	500,000	604,813
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4%, 7/01/2050	2,790,000	3,103,723
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3%, 1/01/2052	3,165,000	3,428,846
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 3.25%, 1/01/2052	2,910,000	3,147,052
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.75%, 7/01/2043	380,000	400,664
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.8%, 1/01/2049	365,000	382,235
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	855,000	939,079
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	565,000	627,279
		$15,442,856
State & Local Agencies – 11.7%
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030 (Prerefunded 12/01/2023)	$3,595,000	$3,914,242
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	55,000	67,192
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	45,000	54,838
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	25,000	30,406
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.864% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,330,000	1,287,469
Dillon County, SC, School Facilities Corp., 5%, 12/01/2028	590,000	732,949
Dillon County, SC, School Facilities Corp., 5%, 12/01/2032	1,625,000	2,036,938
Dillon County, SC, School Facilities Corp., 5%, 12/01/2033	1,705,000	2,134,052
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2030	1,035,000	1,265,536
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2031	500,000	606,825
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2032	500,000	603,166
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,541,975
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	240,000	300,546
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	465,000	565,278
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	41,491
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	20,000	25,815
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	12,866
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	10,000	11,776
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	35,000	41,106
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	30,000	35,122
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	30,000	35,033
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	45,000	52,443
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	28,959
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	230,000	271,578
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	490,000	605,518
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	815,000	997,037

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
North Charleston, SC, Public Facilities Corp. Refunding Rev., “B”, 4%, 6/01/2038	$1,000,000	$1,219,689
North Charleston, SC, Public Facilities Corp. Refunding Rev., “B”, 4%, 6/01/2040	1,000,000	1,214,993
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	2,256,443
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,328,295
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,280,489
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 4%, 4/01/2026	400,000	457,897
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2027	655,000	799,392
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2028	400,000	500,680
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2030	300,000	392,592
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2031	400,000	533,381
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 4%, 4/01/2032	350,000	437,569
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 4%, 4/01/2033	600,000	743,270
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,155,572
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,378,038
Williamsburg County, SC, Public Facilities Corp. Installment Purchase Refunding Rev. (Williamsburg County Project), BAM, 4%, 6/01/2027	890,000	1,036,356
Williamsburg County, SC, Public Facilities Corp. Installment Purchase Refunding Rev. (Williamsburg County Project), BAM, 4%, 6/01/2029	535,000	642,821
Williamsburg County, SC, Public Facilities Corp. Installment Purchase Refunding Rev. (Williamsburg County Project), BAM, 4%, 6/01/2031	500,000	602,872
		$36,280,505
Tax - Other – 3.7%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$1,115,096
Greenville County, SC, Special Source Rev., 4%, 4/01/2038	250,000	295,256
Greenville County, SC, Special Source Rev., 4%, 4/01/2039	1,000,000	1,178,603
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	208,361
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	109,868
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	325,798
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,260,000	1,592,089
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,167,483
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,372,937
North Charleston, SC, Limited Obligation Bond (Tax Increment Pledge), 4%, 10/01/2032	685,000	834,625
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	405,000	413,090
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	440,000	451,499
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	50,000	51,551
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,245,000	1,285,802
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	180,721
		$11,582,779
Tax Assessment – 0.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$1,111,441
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	22,850
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	18,000	21,121
		$1,155,412
Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$150,000	$188,508
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	280,000	314,831
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	3,020,000	499,852
		$1,003,191
Toll Roads – 0.3%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$275,000	$282,445
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	547,770
		$830,215

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 5.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$680,000	$684,416
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	20,000	20,277
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,125,000	1,163,836
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	90,000	91,387
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	600,000	618,648
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	85,000	99,128
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	175,000	203,485
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2040 (w)	170,000	197,173
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	145,000	167,657
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	80,000	99,247
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	70,000	88,503
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	110,000	141,691
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	80,000	105,038
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	100,000	130,412
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	95,000	123,205
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	95,000	122,491
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	100,000	128,255
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	50,000	63,835
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	150,000	186,279
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	105,000	129,771
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	413,171
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	125,000	154,469
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	125,000	150,809
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,472,090
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2037	1,500,000	1,830,646
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, AGM, 5%, 10/01/2035	2,000,000	2,446,243
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2030	2,000,000	2,518,487
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,434,456
		$15,985,105
Universities - Colleges – 4.4%
College of Charleston, SC, Academic & Administrative Facilities Refunding Rev., “A”, 5%, 4/01/2028	$1,030,000	$1,283,576
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	1,205,000	1,218,994
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	200,658
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	75,994
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	126,875
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	55,361
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	71,050
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	453,384
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	802,239
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,796,615
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,406,224
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	30,415
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	170,000	170,603
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	335,000	336,189
University of South Carolina, Higher Education Facilities Refunding Rev. (Campus Village Project), “A', 5%, 5/01/2041	3,000,000	3,905,479
University of South Carolina, Higher Education Facilities Refunding Rev., ”A“, 5%, 5/01/2040	575,000	692,754
		$13,626,410
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$235,000	$240,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 8.6%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	$145,000	$158,928
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	170,000	185,678
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2022	325,000	332,843
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2023	285,000	301,630
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2024	255,000	277,825
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2025	375,000	419,614
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2026	640,000	733,169
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2027	200,000	233,261
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 5%, 9/01/2028	275,000	344,810
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 5%, 9/01/2030	275,000	359,740
Piedmont, SC, Municipal Power Agency Rev., ”A“, 4%, 1/01/2025	2,350,000	2,588,102
Piedmont, SC, Municipal Power Agency Rev., ”B“, 5%, 1/01/2032	3,000,000	3,885,084
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	525,000	523,031
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	80,000	79,700
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	40,000	39,250
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	20,000	20,000
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	190,000	190,000
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	20,000	19,525
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	205,000	200,131
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	330,000	328,762
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	115,000	113,131
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	100,000	97,625
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	90,000	89,663
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	15,000	14,944
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	270,000	268,988
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	25,000	26,708
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	15,000	15,019
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	40,000	40,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	120,000	117,150
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	140,000	140,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	45,000	45,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	145,000	145,000
Rock Hill, SC, Combined Utility System Rev., ”A“, 4%, 1/01/2049	650,000	747,440
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,140,265
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 5%, 6/01/2032	500,000	654,333
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 5%, 6/01/2033	1,000,000	1,304,111
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 4%, 6/01/2035	500,000	599,264
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 4%, 6/01/2036	500,000	598,350
South Carolina Public Service Authority Improvement Rev., ”B“, 4%, 12/01/2038	1,750,000	2,105,186
South Carolina Public Service Authority Improvement Rev., ”B“, 4%, 12/01/2039	1,500,000	1,800,512
South Carolina Public Service Authority Refunding Rev., ”A“, 4%, 12/01/2040	3,000,000	3,549,946
South Carolina Public Service Authority Refunding Rev., ”B“, 5%, 12/01/2038	500,000	542,390
South Carolina Public Service Authority Rev., ”A“, 5%, 12/01/2032	1,000,000	1,304,640
		$26,680,748
Utilities - Other – 0.6%
Nebraska Central Plains Energy Project, Gas Project Rev., ”3“, 5%, 9/01/2042	$790,000	$814,254
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	162,151
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	290,000	299,026
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	570,000	669,207
		$1,944,638
Water & Sewer Utility Revenue – 11.9%
Anderson County, SC, Water & Sewer System Refunding Rev., 4%, 7/01/2033	$750,000	$913,777
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	755,000	936,146
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	2,319,130
Columbia, SC, Waterworks & Sewer System Rev., ”A“, 4%, 2/01/2044	3,990,000	4,677,508
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	102,767
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	464,494

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	$300,000	$366,886
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), ”B“, 5%, 7/01/2030	500,000	588,254
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), ”B“, 5%, 7/01/2035	500,000	587,675
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., ”A“, 4%, 6/01/2040	1,235,000	1,466,240
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., ”A“, 4%, 6/01/2043	1,260,000	1,487,529
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	2,336,805
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	50,000	55,345
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	60,000	66,226
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	30,000	33,176
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	70,000	77,282
Mount Pleasant, SC, Waterworks & Sewer System Rev., ”A“, 5%, 6/01/2036	1,000,000	1,217,375
Mount Pleasant, SC, Waterworks & Sewer System Rev., ”A“, 5%, 6/01/2037	1,000,000	1,217,992
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,783,071
South Carolina Grand Strand Water & Sewer Authority System Improvement Refunding Rev., ”A“, 4%, 6/01/2046	4,000,000	4,835,796
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2029	220,000	259,021
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2030	200,000	238,543
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2031	250,000	301,863
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2032	185,000	222,153
Spartanburg, SC, Sanitary Sewer District Convertible Rev., ”B“, 5%, 3/01/2033 (Prerefunded 3/01/2023)	1,000,000	1,055,482
Spartanburg, SC, Sanitary Sewer District Convertible Rev., ”B“, 5%, 3/01/2034	2,000,000	2,269,084
Spartanburg, SC, Water System Refunding & Improvement Rev., ”B“, 5%, 6/01/2039	4,000,000	4,850,873
		$36,730,493
Total Municipal Bonds		$303,557,864
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$420,000	$376,581
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	800,000	260,308
Total Bonds		$636,889
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 0.07% (v)	6,325,970	$6,325,970

Other Assets, Less Liabilities – (0.3)%		(798,773)
Net Assets – 100.0%		$309,721,950
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,325,970 and $304,194,753, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,836,066, representing 1.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$303,557,864	$—	$303,557,864
U.S. Corporate Bonds	—	636,889	—	636,889
Mutual Funds	6,325,970	—	—	6,325,970
Total	$6,325,970	$304,194,753	$—	$310,520,723
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,938,050	$81,356,266	$78,968,346	$—	$—	$6,325,970
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,348	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2021, are as follows:
South Carolina	81.2%
Puerto Rico	5.8%
Illinois	2.0%
New Jersey	1.6%
Pennsylvania	1.3%
Tennessee	1.1%
New York	0.9%
Guam	0.7%
Utah	0.6%
Texas	0.5%
Alabama	0.5%
California	0.5%
Maryland	0.5%
Virginia	0.5%
Nebraska	0.3%
Ohio	0.3%
Wisconsin	0.3%
Connecticut	0.2%
Michigan	0.2%
Florida	0.1%
Washington DC	0.1%
Colorado	0.1%
Indiana (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.